UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22785

Realty Capital Income Funds Trust

(Exact name of registrant as specified in charter)

405 Park Avenue, 14th Floor, New York, New York  10022

(Address of principal executive offices) (Zip code)

John H. Grady, President

405 Park Avenue 14th Floor, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-415-6500

Date of fiscal year end:

3/31

Date of reporting period: 9/30/14

Item 1.  Reports to Shareholders.

REALTY CAPITAL
INCOME FUNDS TRUST

Semi-Annual Report

September 30, 2014

www.arcincomefunds.com

1-866-271-9244

Distributed by Realty Capital Securities, LLC, member FINRA/SIPC.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Realty Capital Income Funds Trust

Shareholder Letter

Dear Shareholders:

We would like to take this opportunity to thank you for the confidence and trust that you’ve placed with us. As a firm, we are committed to meeting the objectives of the funds and offer best-in-class investments employing experienced, active management to help meet the needs of our investors. Again, thank you for your investment.

1

AR Capital Real Estate Income Fund
Portfolio Review, September 30, 2014 (Unaudited)

Total returns for the period ending September 30, 2014, compared to its broad market indices:

	Six Months	One Year	Since Inception [4]
Class A (without sales charge)	3.78%	14.76%	6.58%
Class A (with sales charge)	-0.88%	9.56%	2.94%
Class C	3.40%	14.04%	5.82%
Class C (assuming imposition of deferred sales charge)	2.40%	13.04%	5.82%
Advisor Class	3.92%	15.11%	6.82%
FTSE NAREIT All Equity REITs Index [1]	4.15%	13.44%	6.25%
Barclays U.S. Aggregate Bond Index [2]	2.21%	3.96%	2.43%
S&P 500 Total Return Index [3]	6.42%	19.73%	17.26%

1	The FTSE/NAREIT All Equity REITs Index is a market capitalization weighted return index of all U.S. REITS that exceed minimum liquidity criteria concerning market cap, shares outstanding, trading volume and per share market price. Investors cannot invest directly in an index or benchmark.

2	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through securities), ABS, and CMBS. Investors cannot invest directly in an index or benchmark.

3	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

4	Commencement of operations is June 4, 2013, and start of performance is June 7, 2013.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Past performance is no guarantee of future results. Returns for periods of less than one year are not annualized. Class A shares of the Fund are subject to a maximum sales load of 4.50%.

The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, gross of fee waivers and expense reimbursements, are 4.48%, 4.98% and 3.98%, respectively, as stated in the prospectus dated September 5, 2014. The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, after fee waivers and expense reimbursement, are 1.41%, 2.16% and 1.16%, respectively, as stated in the prospectus dated September 5, 2014. The current fee waiver and reimbursement arrangements will remain in effect through at least August 1, 2015. Without these fee waivers and reimbursements, the performance quoted above would be lower.

Portfolio Composition	% of Net Assets
REITS - Shopping Centers	13.9%
REITS - Mortgage	13.5%
REITS - Regional Malls	11.4%
REITS - Office Property	12.2%
REITS - Apartments	9.0%
REITS - Warehouse Industrial	8.4%
REITS - Triple-Net	6.2%
REITS - Hotels	5.9%
REITS - Healthcare	5.0%
Diversified Financial Services	5.0%
Other/Cash & Equivalents	9.5%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund holdings.

2

AR Capital BDC Income Fund
Portfolio Review, Since Inception through September 30, 2014 (Unaudited)

Total returns for the period ending September 30, 2014, compared to its indices:

	Since Inception [3]	Since Inception [4]
	2-May-14	9-Sep-14
Class A (without sales charge)	(0.20)%	N/A
Class A (with sales charge)	(4.68)%	N/A
Class C	N/A	(3.02)%
Class C (assuming imposition of deferred sales charge)	N/A	(4.02)%
Advisor Class	(0.20)%	N/A
Wells Fargo BDC Index [1]	(0.84)%	(5.19)%
S&P 500 Total Return Index [2]	17.26%	(0.71)%

1	The Wells Fargo Business Development Company Index is a float-adjusted, capitalization-weighted index that is intended to measure the performance of all BDCs that are listed on the New York Stock Exchange or NASDAQ and satisfy specified market capitalization and other eligibility requirement. To qualify as a BDC, the company must be registered with the Securities and Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940. The Index was created on September 30, 2004 and has no performance history prior to that date.

2	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

3	Commencement of operations is April 22, 2014 and start of performance is May 2, 2014 for Class A shares, Advisor Class shares and Benchmarks.

4	Class C commenced operations on September 9, 2014 and the benchmark performance is measured from that date.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Past performance is no guarantee of future results. Returns for periods of less than one year are not annualized. Class A shares of the Fund are subject to a maximum sales load of 4.50%.

The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, gross of fee waivers and expense reimbursements, including the cost of underlying funds, are 6.61%, 7.36% and 6.63%, respectively, as stated in the prospectus dated September 5, 2014. The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, after fee waivers and expense reimbursement, including the cost of underlying funds, are 5.95%, 6.70% and 5.70%, respectively, as stated in the prospectus dated September 5, 2014. The current fee waiver and reimbursement arrangements will remain in effect through at least August 31, 2015. Without these fee waivers and reimbursements, the performance quoted above would be lower.

Portfolio Composition	% of Net Assets
Investment Companies	91.1%
Other/Cash & Equivalents	8.9%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund holdings.

3

AR Capital Dividend and Value Fund
Portfolio Review, Since Inception through September 30, 2014 (Unaudited)

Total returns for the period ending September 30, 2014, compared to its broad market index:

Since Inception [2]
Class A (without sales charge)	(6.60)%
Class A (with sales charge)	(10.79)%
Class C	(6.80)%
Class C (assuming imposition of deferred sales charge)	(7.73)%
Advisor Class	(6.80)%
S&P 500 Total Return Index [1]	3.17%

1	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is an unmanaged market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

2	Commencement of operations is April 22, 2014 and start of performance is June 3, 2014.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Past performance is no guarantee of future results. Returns for periods of less than one year are not annualized. Class A shares of the Fund are subject to a maximum sales load of 4.50%.

The total annual operating expense ratio for the Fund’s Class A shares, Class C shares and Advisor Class shares, gross of fee waivers and expense reimbursements, including the cost of underlying funds, are 1.96%, 2.71% and 1.71%, respectively as stated in the prospectus dated April 1, 2014. The total annual operating expense ratio for the Fund’s Class A shares, Class C shares and Advisor Class shares, after fee waivers and expense reimbursement, including the cost of underlying funds, are 1.30%, 2.05% and 1.05%, respectively as stated in the prospectus dated April 1, 2014. The current fee waiver and reimbursement arrangements will remain in effect through at least July 5, 2015. Without these fee waivers and reimbursements, the performance quoted above would be lower.

Portfolio Composition By Sector	% of Net Assets
Pharmaceuticals Biotechnology & Life Sciences	22.6%
Materials	14.0%
Energy	9.7%
Utilities	6.8%
Telecommunication Services	6.7%
Capital Goods	5.5%
Consumer Services	4.4%
Semiconductors & Semiconductor Equipment	4.0%
Food, Beverage & Tobacco	3.8%
Transportation	3.1%
Other Industries	19.2%
Other/Cash & Equivalents	0.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund holdings.

4

AR Capital Global Real Estate Income Fund
Portfolio Review, Since Inception through September 30, 2014 (Unaudited)

Total returns for the period ending September 30, 2014, compared to its broad market index:

Since Inception [2]
Class A (without sales charge)	(3.00)%
Class A (with sales charge)	(7.35)%
Class C	(3.10)%
Class C (assuming imposition of deferred sales charge)	(4.07)%
Advisor Class	(2.90)%
FTSE EPRA NAREIT Global REITs Index [1]	(4.16)%

1	The FTSE EPRA/NAREIT Global REITs Index measures the total return, stated in U.S. dollar terms, of the size- and liquidity-screened stocks in both developed and emerging markets of the publicly traded real estate companies which qualify for REIT status under the tax law in the country of domicile. Investors cannot invest directly in an index or benchmark.

2	Commencement of operations is August 7, 2014 and start of performance is August 11, 2014.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total return is calculated assuming reinvestment of all dividends and distributions. Past performance is no guarantee of future results. Returns for periods of less than one year are not annualized. Class A shares of the Fund are subject to a maximum sales load of 4.50%.

The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, gross of fee waivers and expense reimbursements, are 2.16%, 2.91% and 1.91%, respectively, as stated in the prospectus dated September 5, 2014. The total annual operating expense ratios for the Fund’s Class A shares, Class C shares and Advisor Class shares, after fee waivers and expense reimbursement, are 1.50%, 2.25% and 1.25%, respectively, as stated in the prospectus dated September 5, 2014. The current fee waiver and reimbursement arrangements will remain in effect through at least September 13, 2015. Without these fee waivers and reimbursements, the performance quoted above would be lower.

Portfolio Composition	% of Net Assets
REITS - Mortgage	23.6%
Real Estate	18.1%
REITS - Shopping Centers	16.4%
REITS - Warehouse Industrial	11.1%
REITS - Diversified Financial Services	9.7%
REITS - Hotels	4.1%
Mortgage	3.6%
Other/Cash & Equivalents	13.4%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund holdings.

5

AR Capital Real Estate Income Fund
Schedule of Investments, September 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 66.0%
	DIVERSIFIED FINANCIAL SERVICES - 5.0%
118,968	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$1,644,138
17,000	NorthStar Asset Management Group, Inc.	313,140
		1,957,278
	REITS - APARTMENTS - 9.0%
10,163	AvalonBay Communities, Inc.	1,432,678
8,375	Camden Property Trust	573,939
5,000	Home Properties, Inc.	291,200
4,900	Post Properties, Inc.	251,566
34,321	UDR, Inc.	935,247
		3,484,630
	REITS - HEALTHCARE - 4.8%
23,800	HCP, Inc.	945,098
14,557	Healthcare Realty Trust, Inc.	344,710
27,000	Healthcare Trust of America, Inc.	313,200
4,000	Health Care REIT, Inc.	249,480
		1,852,488
	REITS - HOTELS - 1.5%
5,212	Hospitality Properties Trust	139,942
15,000	RLJ Lodging Trust	427,050
		566,992
	REITS - MORTGAGE - 12.2%
90,475	Apollo Commercial Real Estate Finance, Inc.	1,421,362
37,892	Blackstone Mortgage Trust, Inc.	1,026,873
47,000	NorthStar Realty Finance Corp.	830,490
67,506	Starwood Property Trust, Inc.	1,482,432
		4,761,157
	REITS - OFFICE PROPERTY - 10.2%
34,400	BioMed Realty Trust, Inc.	694,880
2,700	Boston Properties, Inc.	312,552
15,324	Corporate Office Properties Trust	394,133
18,500	Digital Realty Trust, Inc.	1,154,030
57,225	First Potomac Realty Trust	672,394
22,500	Parkway Properties, Inc.	422,550
12,500	Washington Real Estate Investment Trust	317,250
		3,967,789
	REITS - REGIONAL MALLS - 3.2%
65,000	Glimcher Realty Trust	880,100
2,250	Macerich Co.	143,618
1,250	Simon Property Group, Inc.	205,525
		1,229,243
	REITS - SHOPPING CENTERS - 6.6%
15,000	DDR Corp.	250,950
141,186	Excel Trust, Inc.	1,661,759
35,500	Retail Opportunity Investments Corp.	521,850
10,000	Retail Properties of America, Inc. - Cl. A	146,300
		2,580,859

See accompanying notes to financial statements.

6

AR Capital Real Estate Income Fund
Schedule of Investments, September 30, 2014 (Unaudited) (Continued)

Shares		Value
	COMMON STOCK - 66.0% (Continued)
	REITS - TRIPLE NET - 6.2%
13,467	EPR Properties	$682,508
4,952	Realty Income Corp.	201,992
19,048	Spirit Realty Capital, Inc.	208,957
20,766	WP Carey, Inc.	1,324,248
		2,417,705
	REITS - WAREHOUSE INDUSTRIAL - 7.3%
129,000	DCT Industrial Trust, Inc.	968,790
34,700	Duke Realty Corp.	596,146
8,150	Liberty Property Trust	271,069
23,020	Rexford Industrial Realty, Inc.	318,597
32,095	STAG Industrial, Inc.	664,687
		2,819,289

	TOTAL COMMON STOCK (Cost - $25,120,686)	25,637,430

	PREFERRED STOCK - 24.6%
	REITS - HEALTHCARE - 0.2%
3,000	Health Care REIT Inc., 6.50%	77,760

	REITS - HOTELS - 4.4%
7,500	Chesapeake Lodging Trust, 7.75%	196,125
4,200	FelCor Lodging Trust Inc., 8.00%	106,764
20,000	LaSalle Hotel Properties, 7.50%	526,000
32,414	Summit Hotel Properties Inc., 7.875%	871,937
		1,700,826
	REITS - MORTGAGE - 1.3%
10,000	ARMOUR Residential REIT Inc., 7.875%	242,800
10,000	NorthStar Realty Finance Corp., 8.875%	254,000
		496,800
	REITS - OFFICE PROPERTY - 2.0%
14,570	Alexandria Real Estate Equities Inc., 6.45%	368,184
5,000	Corporate Office Properties Trust, 7.375%	129,050
1,000	Digital Realty Trust Inc., 5.875%	22,260
717	PS Business Parks Inc., 5.75%	16,383
10,398	PS Business Parks Inc., 6.45%	263,589
		799,466
	REITS - REGIONAL MALLS - 8.2%
16,504	CBL & Associates Properties Inc., 6.625%	400,717
44,100	General Growth Properties Inc., 6.375%	1,084,860
40,900	Glimcher Realty Trust, 6.875%	1,052,766
8,100	Glimcher Realty Trust, 7.50%	210,114
18,000	Taubman Centers Inc., 6.25%	451,080
		3,199,537

See accompanying notes to financial statements.

7

AR Capital Real Estate Income Fund
Schedule of Investments, September 30, 2014 (Unaudited) (Continued)

Shares		Value
	PREFERRED STOCK - 24.6% (Continued)
	REITS - SHOPPING CENTERS - 7.3%
21,897	Cedar Realty Trust Inc., 7.25%	$572,607
28,150	DDR Corp., 6.25%	691,083
10,480	DDR Corp., 6.50%	264,515
27,422	Kimco Realty Corp., 6.00%	684,179
24,200	Regency Centers Corp., 6.625%	621,940
		2,834,324
	REITS - TRIPLE NET - 0.0%
100	EPR Properties, 6.625%	2,497

	REITS - WAREHOUSE - 1.2%
13,107	Duke Realty Corp., 6.50%	328,592
5,400	STAG Industrial Inc., 6.625%	133,974
		462,566

	TOTAL PREFERRED STOCK (Cost - $8,860,700)	9,573,776

	SHORT-TERM INVESTMENTS - 8.5%
3,290,036	BlackRock Liquidity Funds T-Fund Portfolio - 0.01% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,290,036)	3,290,036

	TOTAL INVESTMENTS - 99.1% (Cost - $37,271,422) [2]	$38,501,242
	OTHER ASSETS LESS LIABILITIES - 1.0%	356,917
	NET ASSETS - 100.0%	$38,858,159

REIT - Real Estate Investment Trust

1	Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.

2	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $37,310,593 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,547,887
Unrealized depreciation	(357,238)
Net unrealized appreciation	$1,190,649

See accompanying notes to financial statements.

8

AR Capital BDC Income Fund
Schedule of Investments, September 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 78.7%
	INVESTMENT COMPANIES - 78.7%
10,615	Alcentra Capital Corp.	$140,967
12,579	American Capital Senior Floating Ltd.	163,653
20,652	Apollo Investment Corp.	168,727
10,301	Ares Capital Corp.	166,464
3,313	Capitala Finance Corp.	58,706
2,934	Fifth Street Senior Floating Rate Corp.	34,680
2,478	FS Investment Corp.	26,688
11,411	Garrison Capital, Inc.	165,117
10,466	Golub Capital BDC, Inc.	166,933
9,971	Harvest Capital Credit Corp.	131,318
4,113	KCAP Financial, Inc.	34,179
5,408	Medley Capital Corp.	63,868
2,487	Monroe Capital Corp.	33,575
11,318	New Mountain Finance Corp.	166,261
12,122	PennantPark Floating Rate Capital Ltd.	167,041
15,237	PennantPark Investment Corp.	166,236
6,454	Solar Capital Ltd.	120,561
6,719	Solar Senior Capital Ltd.	103,405
7,534	Stellus Capital Investment Corp.	104,647
2,149	TCP Capital Corp.	34,534
12,782	THL Credit, Inc.	164,888
13,640	TICC Capital Corp.	120,441
3,277	TPG Specialty Lending, Inc.	52,465
11,055	TriplePoint Venture Growth BDC Corp.	161,514
7,628	WhiteHorse Finance, Inc.	101,071
	TOTAL COMMON STOCK (Cost - $2,928,290)	2,817,939

	PREFERRED STOCK - 12.4%
	INVESTMENT COMPANIES - 12.4%
725	Capitala Finance Corp., 7.125%	18,299
5,847	Full Circle Capital Corp., 8.25%	152,958
4,670	Horizon Technology Finance Corp., 7.375%	119,552
1,650	KCAP Financial, Inc., 7.375%	42,669
4,274	Saratoga Investment Corp., 7.50%	108,773
	TOTAL PREFERRED STOCK (Cost - $444,054)	442,251

	SHORT-TERM INVESTMENTS - 17.9%
642,701	BlackRock Liquidity Funds T-Fund Portfolio - 0.01%[1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $642,701)	642,701

	TOTAL INVESTMENTS - 109.0% (Cost - $4,015,045)[2]	$3,902,891
	LIABILITIES LESS OTHER ASSETS - (9.0) %	(321,375)
	NET ASSETS - 100.0%	$3,581,516

1	Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.

2	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $4,015,045 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,621
Unrealized depreciation	(114,775)
Net unrealized depreciation	$(112,154)

See accompanying notes to financial statements.

9

AR Capital Dividend and Value Fund
Schedule of Investments, September 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 94.9%
	BANKS - 3.0%
1,530	Westpac Banking Corp. - ADR	$43,008

	BEVERAGES - 3.2%
6,929	AMBEV SA - ADR	45,385

	BIOTECHNOLOGY - 3.6%
366	Amgen, Inc.	51,408

	BUILDING MATERIALS - 2.9%
8,051	PPC Ltd. - ADR	41,753

	CHEMICALS - 3.3%
329	Terra Nitrogen Co. LP	47,508

	COMMUNICATIONS EQUIPMENT - 4.9%
2,800	Cisco Systems, Inc.	70,476

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
3,378	Fly Leasing Ltd. - ADR	43,272

	ELECTRIC - 5.0%
2,571	CPFL Energia SA - ADR	39,979
715	Huaneng Power International, Inc. - ADR	31,217
		71,196
	ENGINEERING & CONSTRUCTION - 3.2%
1,439	TAV Havalimanlari Holding AS - ADR	46,048

	ENTERTAINMENT - 3.3%
995	Cedar Fair LP	47,034

	FOOD - 3.3%
1,688	B&G Foods, Inc.	46,504

	FOREST PRODUCTS & PAPER - 3.1%
1,807	Orchids Paper Products Co.	44,380

	HOLDING COMPANIES-DIVERSIFIED - 2.7%
2,512	Imperial Holdings Ltd. - ADR	39,162

	INTERNET - 2.8%
1,270	QIWI plc - ADR	40,119

	INVESTMENT COMPANIES - 3.2%
1,835	Triangle Capital Corp.	46,462

	IRON/STEEL - 2.8%
3,641	Vale SA - ADR	40,088

	OIL & GAS - 5.8%
2,235	Mid-Con Energy Partners LP	49,058
1,279	Seadrill Ltd.	34,226
		83,284

See accompanying notes to financial statements.

10

AR Capital Dividend and Value Fund
Schedule of Investments, September 30, 2014 (Unaudited) (Continued)

Shares		Value
	COMMON STOCK - 94.9% (Continued)
	PHARMACEUTICALS - 6.9%
1,034	GlaxoSmithKline PLC - ADR	$47,533
921	Sanofi - ADR	51,972
		99,505
	PIPELINES - 3.9%
867	Energy Transfer Partners LP	55,479

	REFINING & MARKETING - 3.4%
8,517	Star Gas Partners LP	48,632

	REITS - 3.2%
2,106	Starwood Property Trust, Inc.	46,248

	RETAIL - 3.2%
3,110	Man Wah Holdings Ltd. - ADR	45,577

	SEMICONDUCTORS - 3.4%
1,040	Microchip Technology, Inc.	49,119

	TELECOMMUNICATIONS - 8.7%
1,116	BCE, Inc.	47,720
4,310	Intouch Holdings PCL - ADR	38,575
2,584	Mobile Telesystems OJSC - ADR	38,605
		124,900
	TRUCKING & LEASING - 3.1%
1,088	TAL International Group, Inc.	44,880

	TOTAL COMMON STOCK (Cost - $1,473,215)	1,361,427

	SHORT-TERM INVESTMENTS - 4.5%
63,868	BlackRock Liquidity Funds T-Fund Portfolio - 0.01% [1]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $63,868)	63,868

	TOTAL INVESTMENTS - 99.4% (Cost - $1,537,083) [2]	$1,425,295
	OTHER ASSETS LESS LIABILITIES - 0.6%	8,692
	NET ASSETS - 100.0%	$1,433,987

ADR - American Depositary Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

1	Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.

2	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $1,537,083 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$11,951
Unrealized depreciation	(123,739)
Net unrealized depreciation	$(111,788)

See accompanying notes to financial statements.

11

AR Capital Global Real Estate Income Fund
Schedule of Investments, September 30, 2014 (Unaudited)

Shares		Value
	COMMON STOCK - 76.7%
	MORTGAGE INSURANCE - 3.6%
40,520	NMI Holdings, Inc. [1]	$350,498

	REAL ESTATE - 18.1%
22,000	Hispania Activos Inmobiliarios SAU [1]	291,730
20,000	Hufvudstaden AB	249,303
32,000	Hyprop Investments Ltd.	245,744
2,850	LEG Immobilien AG	197,492
14,000	Mitsubishi Estate Co. Ltd.	315,118
15,000	Mitsui Fudosan Co. Ltd.	459,492
		1,758,879
	REITS - DIVERSIFIED - 9.7%
50,000	New Residential Investment Corp.	291,500
1,135	Unibail-Rodamco SE	291,982
246,993	Hibernia REIT plc - REIT [1]	358,717
		942,199
	REITS - HOTELS - 4.1%
17,000	Chatham Lodging Trust	392,360

	REITS - MORTGAGE - 13.7%
17,000	Blackstone Mortgage Trust, Inc.	460,700
20,000	PennyMac Mortgage Investment Trust	428,600
30,000	Western Asset Mortgage Capital Corp.	443,400
		1,332,700
	REITS - SHOPPING CENTERS - 16.4%
340	Japan Retail Fund Investment Corp.	685,146
19,700	Vastned Retail NV	900,998
		1,586,144
	REITS - WAREHOUSE INDUSTRIAL - 11.1%
612,000	Mexico Real Estate Management SA de CV - REIT	1,079,920

	TOTAL COMMON STOCK (Cost - $7,801,505)	7,442,700

	PREFERRED STOCK - 9.9%
	REITS - MORTGAGE - 9.9%
40,000	Capstead Mortgage Corp., 7.50%
	TOTAL PREFERRED STOCK (Cost - $959,952)	966,000

	SHORT-TERM INVESTMENTS - 14.7%
1,423,626	BlackRock Liquidity Funds T-Fund Portfolio - 0.02%[2]
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,423,626)	1,423,626

	TOTAL INVESTMENTS - 101.3% (Cost - $10,185,083)[3]	$9,832,326
	LIABILITIES LESS OTHER ASSETS - (1.3%)	(124,689)
	NET ASSETS - 100.0%	$9,707,637

REIT - Real Estate Investment Trust

1	Non-income producing securities.

2	Rate shown represents the rate at September 30, 2014, is subject to change and resets daily.

3	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $10,185,083 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$18,947
Unrealized depreciation	(371,704)
Net unrealized depreciation	$(352,757)

See accompanying notes to financial statements.

12

Realty Capital Income Funds Trust

Statement of Assets and Liabilities, September 30, 2014 (Unaudited)

	AR Capital	AR Capital	AR Capital	AR Capital
	Real Estate	BDC Income	Dividend and	Global Real Estate
	Income Fund	Fund	Value Fund	Income Fund
ASSETS
Investment securities:
At cost	$37,271,422	$4,015,045	$1,537,083	$10,185,083
At value	$38,501,242	$3,902,891	$1,425,295	$9,832,326
Receivable for securities sold	—	—	—	1,188,157
Dividend and interest receivable	315,682	19,320	4,332	81,493
Receivable due from adviser	11,023	34,721	26,610	19,306
Receivable for Fund shares sold	47,402	154,673	—	—
Prepaid expenses and other assets	71,515	45,441	115	—
TOTAL ASSETS	38,946,864	4,157,046	1,456,352	11,121,282

LIABILITIES
Payable for investments purchased	—	538,496	—	1,377,550
Payable for distribution (12b-1) fees	19,124	658	331	1,017
Payable for administration fees	23,345	6,053	3,010	3,518
Payable for fund accounting fees	6,640	4,735	3,447	5,069
Payable for transfer agent fees	4,458	3,507	3,260	3,805
Trustee fees	6,284	6,255	1,304	1,918
Accrued expenses and other liabilities	28,854	15,826	11,013	20,768
TOTAL LIABILITIES	88,705	575,530	22,365	1,413,645
NET ASSETS	$38,858,159	$3,581,516	$1,433,987	$9,707,637

NET ASSETS CONSIST OF:
Paid in capital	$36,978,949	$3,638,598	$1,539,426	$10,002,955
Undistributed net investment income	38,650	52,481	6,356	80,934
Accumulated net realized gain (loss) from investments and foreign currency	610,740	2,591	—	(21,691)
Net unrealized appreciation (depreciation) on investments	1,229,820	(112,154)	(111,795)	(354,561)
NET ASSETS	$38,858,159	$3,581,516	$1,433,987	$9,707,637

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$14,910,744	$3,306,316	$1,338,778	$973,159
Shares of beneficial interest outstanding[1]	1,436,414	331,477	143,403	100,300
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share[2]	$10.38	$9.97	$9.34	$9.70
Maximum offering price per share (maximum sales charge of 4.50%)	$10.87	$10.44	$9.78	$10.16

Class C Shares:
Net Assets	$7,435,476	$272,707	$92,880	$484,632
Shares of beneficial interest outstanding[1]	720,440	27,353	9,971	50,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share[3]	$10.32	$9.97	$9.32	$9.69

Advisor Class Shares:
Net Assets	$16,511,939	$2,493	$2,329	$8,249,846
Shares of beneficial interest outstanding[1]	1,589,090	250	250	850,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.39	$9.97	$9.32	$9.71

1	Unlimited number of shares authorized at $0 par value.

2	Investments in Class A shares greater than $1 million are subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within one year of purchase.

3	A CDSC of 1% is imposed in the event of redemption within one year.

See accompanying notes to financial statements.

13

Realty Capital Income Funds Trust

Statement of Operations, For the Period Ended September 30, 2014 (Unaudited)

	AR Capital	AR Capital	AR Capital	AR Capital
	Real Estate	BDC Income	Dividend and	Global Real Estate
	Income Fund	Fund[1]	Value Fund[1]	Income Fund[2]
INVESTMENT INCOME
Dividends	$779,732	$60,330	$8,190	$101,661
Interest	104	19	3	31
Less: Foreign withholding taxes	—	—	(231)	(3,111)
TOTAL INVESTMENT INCOME	779,836	60,349	7,962	98,581

EXPENSES
Investment advisory fees	146,158	5,056	901	12,213
Distribution (12b-1) fees:
Class A	15,660	1,382	291	339
Class C	28,716	79	82	678
Legal fees	61,893	20,137	4,658	6,849
Administration services fees	52,515	14,096	3,260	3,518
Insurance expense	47,629	9	—	—
Registration fees	32,041	15,181	5,123	7,554
Transfer agent fees	19,140	8,054	3,260	4,110
Accounting services fees	19,124	12,485	3,447	5,069
Professional fees	19,057	3,389	1,292	—
Compliance officer fees	17,416	3,097	1,180	—
Audit fees	7,772	6,925	2,455	2,123
Trustees’ fees and expenses	7,020	6,255	1,304	1,918
Printing and postage expenses	5,014	2,891	932	1,370
Custodian fees	2,598	2,014	466	2,055
Other expenses	2,507	2,014	466	1,370
TOTAL EXPENSES	484,260	103,064	29,117	49,166

Less: Fees waived/reimbursed by the Adviser	(229,360)	(95,196)	(27,511)	(31,519)

NET EXPENSES	254,900	7,868	1,606	17,647

NET INVESTMENT INCOME	524,936	52,481	6,356	80,934

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments and foreign currency	347,965	2,591	—	(21,691)
Net change in unrealized appreciation of:
Investments and foreign currency	298,718	(112,154)	(111,795)	(354,561)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENT	646,683	(109,563)	(111,795)	(376,252)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATION	$1,171,619	$(57,082)	$(105,439)	$(295,318)

1	The AR Capital BDC Income Fund and the AR Capital Dividend & Value Fund commenced operations on April 22, 2014.

2	The AR Capital Global Real Estate Income Fund commenced operations on August 7, 2014.

See accompanying notes to financial statements.

14

Realty Capital Income Funds Trust
Statement of Changes in Net Assets

					AR Capital
	AR Capital		AR Capital	AR Capital	Global Real Estate
	Real Estate Income Fund		BDC Income Fund	Dividend & Income	Income Fund

	Six Months Ended	Period Ended	Period Ended	Period Ended	Period Ended
	September 30, 2014	March 31, 2014[1]	September 30, 2014[2]	September 30, 2014[2]	September 30, 2014[3]
	(Unaudited)		(Unaudited)	(Unaudited)	(Unaudited)
FROM OPERATIONS
Net investment income	$524,936	$1,338,278	$52,481	$6,356	$80,934
Net realized gain from investments	347,965	523,880	2,591	—	(21,691)
Net change in unrealized appreciation on investments	298,718	1,067,459	(112,154)	(111,795)	(354,561)
Net increase in net assets resulting from operations	1,171,619	2,929,617	(57,082)	(105,439)	(295,318)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(249,120)	(101,015)	—	—	—
Class C	(85,172)	(8,644)	—	—	—
Advisor Class	(394,312)	(334,766)	—	—	—
From net realized gains:
Class A	—	(88,436)	—	—	—
Class C	—	(7,887)	—	—	—
Advisor Class	—	(128,119)	—	—	—
Net decrease in net assets resulting from distributions to shareholders	(728,604)	(668,867)	—	—	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	9,619,564	14,361,233	3,384,748	1,437,196	1,002,955
Class C	4,780,186	2,609,577	278,300	99,730	500,000
Advisor Class	1,547,479	25,800,000	2,500	2,500	8,500,000
Net asset value of shares issued in reinvestment of distributions:
Class A	230,784	186,714	—	—	—
Class C	74,006	14,382	—	—	—
Advisor Class	393,115	460,237	—	—	—
Payments for shares redeemed:
Class A	(9,455,845)	(1,171,426)	(26,950)	—	—
Class C	(175,286)	(9,031)	—	—	—
Advisor Class	(3,256,825)	(9,129,915)	—	—	—
Net increase in net assets from shares of beneficial interest	3,757,178	33,121,771	3,638,598	1,539,426	10,002,955

NET INCREASE IN NET ASSETS	4,200,193	35,382,521	3,581,516	1,433,987	9,707,637

NET ASSETS
Beginning of Period	34,657,966	100,000	—	—	—
End of Period*	$38,858,159	$34,657,966	$3,581,516	$1,433,987	$9,707,637
* Includes undistributed net investment income of:	$38,650	$242,318	$52,481	$6,356	$80,934

1	The AR Capital Real Estate Income Fund commenced operations on June 4, 2013.

2	The AR Capital BDC Income Fund and the AR Capital Dividend & Value Fund commenced operations on April 22, 2014

3	The AR Capital Global Real Estate Income Fund commenced operations on August 7, 2014.

See accompanying notes to financial statements.

15

Realty Capital Income Funds Trust
Statement of Changes in Net Assets (Continued)

					AR Capital
	AR Capital		AR Capital	AR Capital	Global Real Estate
	Real Estate Income Fund		BDC Income Fund	Dividend & Income	Income Fund

	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	September 30, 2014	March 31, 2014[1]	September 30, 2014[2]	September 30, 2014[2]	September 30, 2014[3]
	(Unaudited)		(Unaudited)	(Unaudited)	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	915,264	1,501,065	334,141	143,403	100,300
Shares Reinvested	22,362	20,073	—	—	—
Shares Redeemed	(907,555)	(119,795)	(2,664)	—	—
Net increase in shares of beneficial interest outstanding	30,071	1,401,343	331,477	143,403	100,300

Class C:
Shares Sold	458,339	268,573	27,353	9,971	50,000
Shares Reinvested	7,092	1,545	—	—	—
Shares Redeemed	(16,652)	(957)	—	—	—
Net increase in shares of beneficial interest outstanding	448,779	269,161	27,353	9,971	50,000

Advisor Class:
Shares Sold	146,683	2,625,013	250	250	850,000
Shares Reinvested	37,862	49,067	—	—	—
Shares Redeemed	(310,484)	(961,551)	—	—	—
Net increase (decrease) in shares of beneficial interest outstanding	(125,939)	1,712,529	250	250	850,000

1	The AR Capital Real Estate Income Fund commenced operations on June 4, 2013.

2	The AR Capital BDC Income Fund and the AR Capital Dividend & Value Fund commenced operations on April 22, 2014.

3	The AR Capital Global Real Estate Income Fund commenced operations on August 7, 2014.

See accompanying notes to financial statements.

16

AR Capital Real Estate Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A		Class C		Advisor Class
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	September 30, 2014	March 31, 2014[1]	September 30, 2014	March 31, 2014[1]	September 30, 2014	March 31, 2014[1]
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.21	$10.00	$10.17	$10.00	$10.22	$10.00
Activity from investment operations:
Net investment income [2]	0.15	0.28	0.14	0.26	0.16	0.25
Net realized and unrealized gain on investments	0.24	0.18 [3]	0.20	0.15 [3]	0.25	0.23 [3]
Total from investment operations	0.39	0.46	0.34	0.41	0.41	0.48
Less distributions from:
Net investment income	(0.22)	(0.17)	(0.19)	(0.16)	(0.24)	(0.18)
Net realized gains	—	(0.08)	—	(0.08)	—	(0.08)
Total distributions	(0.22)	(0.25)	(0.19)	(0.24)	(0.24)	(0.26)

Net asset value, end of period	$10.38	$10.21	$10.32	$10.17	$10.39	$10.22
Total return[4,5]	3.78%	4.83%	3.40%	4.23%	3.92%	5.01%
Net assets, at end of period (000s)	$14,911	$14,362	$7,435	$2,763	$16,512	$17,533
Ratio of gross expenses to average net assets [6]	2.62%	4.22%	3.42%	4.97%	2.42%	3.97%
Ratio of net expenses to average net assets [6,7]	1.40%	1.40%	2.15%	2.15%	1.15%	1.15%
Ratio of net investment income to average net assets [6]	2.78%	3.47%	2.66%	3.30%	3.00%	3.09%
Portfolio Turnover Rate[5]	25%	86%	25%	86%	25%	86%

1	The AR Capital Real Estate Income Fund commenced operations on June 4, 2013.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Net realized and unrealized gain on investments per share does not correlate within the financial highlights for the period ended March 31, 2014, due to the timing of shareholder subscriptions and redemptions.

4	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

5	Not Annualized.

6	Annualized.

7	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

17

AR Capital BDC Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended		Period Ended	Period Ended
	September 30, 2014[1]		September 30, 2014[1]	September 30, 2014[1]
	Class A		Class C	Advisor Class
	(Unaudited)		(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00		$10.28	$10.00
Activity from investment operations:
Net investment income [2]	0.39		0.10	0.40
Net realized and unrealized gain on investments	(0.42)		(0.41)	(0.43)
Total from investment operations	(0.03)		(0.31)	(0.03)
Net asset value, end of period	$9.97		$9.97	$9.97
Total return[3,4]	-0.30	% [7]	-3.02%	-0.30	% [7]
Net assets, at end of period (000s)	$3,308		$273	$2
Ratio of gross expenses to average net assets [5]	19.90%		11.01%	19.65%
Ratio of net expenses to average net assets [5,6]	1.50%		2.25%	1.25%
Ratio of net investment income to average net assets [5]	7.59%		1.98%	7.84%
Portfolio Turnover Rate[4]	9%		9%	9%

1	The AR Capital BDC Income Fund Class A shares and Advisor Class shares commenced operations on April 22, 2014. The Class C shares commenced operations on September 9, 2014 for Class C.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

4	Not Annualized.

5	Annualized.

6	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

7	Includes adjustments in accordance with accounting principles generally accepted in the US and, consequently, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

18

AR Capital Dividend & Value Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended	Period Ended	Period Ended
	September 30, 2014[1]	September 30, 2014[1]	September 30, 2014[1]
	Class A	Class C	Advisor Class
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income [2]	0.18	0.05	0.02
Net realized and unrealized gain on investments	(0.84)	(0.73)	(0.70)
Total from investment operations	(0.66)	(0.68)	(0.68)
Net asset value, end of period	$9.34	$9.32	$9.32
Total return[3,4]	-6.60%	-6.80%	-6.80%
Net assets, at end of period (000s)	$1,339	$93	$2
Ratio of gross expenses to average net assets [5]	26.66%	14.28%	16.37%
Ratio of net expenses to average net assets [5,6]	1.30%	2.05%	1.05%
Ratio of net investment income to average net assets [5]	3.96%	0.98%	0.42%
Portfolio Turnover Rate [4]	0%	0%	0%

1	The AR Capital Dividend and Value Fund commenced operations on April 22, 2014.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

4	Not Annualized.

5	Annualized.

6	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

19

AR Capital Global Real Estate Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended	Period Ended	Period Ended
	September 30, 2014[1]	September 30, 2014[1]	September 30, 2014[1]
	Class A	Class C	Advisor Class
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income [2]	0.08	0.07	0.08
Net realized and unrealized gain on investments	(0.38)	(0.38)	(0.37)
Total from investment operations	(0.30)	(0.31)	(0.29)
Net asset value, end of period	$9.70	$9.69	$9.71
Total return 3,4	-3.00%	-3.10%	-2.90%
Net assets, at end of period (000s)	$973	$485	$8,250
Ratio of gross expenses to average net assets [5]	3.87%	4.62%	3.62%
Ratio of net expenses to average net assets [5,6]	1.50%	2.25%	1.25%
Ratio of net investment income to average net assets [5]	1.61%	1.41%	1.68%
Portfolio Turnover Rate [4]	59%	59%	59%

1	The AR Capital Global Real Estate Income Fund commenced operations on August 7, 2014.

2	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

3	Total returns shown exclude the effect of applicable sales loads/redemption fees. If the Adviser did not reimburse/waive a portion of the Fund’s expenses, total return would have been lower.

4	Not Annualized.

5	Annualized.

6	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

20

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2014
(Unaudited)

1.	ORGANIZATION

Realty Capital Income Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 28, 2012, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four series included in these financial statements.

AR Capital Real Estate Income Fund (“Real Estate Income Fund”) is a non-diversified series of the Trust that commenced operations on June 4, 2013. The investment objective is to provide current income with the potential for capital appreciation.

AR Capital BDC Income Fund (“BDC Income Fund”) is a non-diversified series of the Trust that commenced operations on April 22, 2014. The investment objective is to provide a high level of income with the potential for capital appreciation. The BDC Income Fund’s sub-adviser is BDCA Adviser, LLC.

AR Capital Dividend and Value Fund (“Dividend and Value Fund”) is a non-diversified series of the Trust that commenced operations on April 22, 2014. The investment objective is to provide a high level of dividend income, with the potential for capital appreciation. The Dividend and Value Fund’s sub-adviser is SEL Asset Management, LLC (“SEL”).

AR Capital Global Real Estate Income Fund (“Global Real Estate Income Fund”) is a non-diversified series of the Trust that commenced operations on August 7, 2014. The investment objective is to provide current income with the potential for capital appreciation.

The Funds currently offer Class A, Class C and Advisor Class shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 4.50%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 12 months after their purchase in the amount of 1% at the current NAV or the original cost of the shares sold, whichever is less. Class C shares redeemed on or before the one year anniversary date of their purchase will be subject to a CDSC equal to 1% of the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. Advisor Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Each share class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation. Securities for which market prices are unavailable, or securities for which the Adviser determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board of Trustees (the “Board”). Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption, or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Funds determine fair value in a manner that

21

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2014 (Continued)
(Unaudited)

fairly reflects the market value of the security on the valuation date based on consideration of any information or factors they deem appropriate. These may include recent transactions in comparable securities, information relating to the specific security, and developments in the markets. The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at NAV.

The Funds utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for a Fund’s assets and liabilities measured at fair value:

AR Capital Real Estate Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$25,637,430	$—	$—	$25,637,430
Preferred Stock	9,573,776	—	—	9,573,776
Short-Term Investments	3,290,036	—	—	3,290,036
Total Assets	$38,501,242	$—	$—	$38,501,242

AR Capital BDC Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$2,817,939	$—	$—	$2,817,939
Preferred Stock	442,251	—	—	442,251
Short-Term Investments	642,701	—	—	642,701
Total Assets	$3,902,891	$—	$—	$3,902,891

22

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2014 (Continued)
(Unaudited)

AR Capital Dividend and Value Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$1,361,427	$—	$—	$1,361,427
Short-Term Investments	63,868	—	—	63,868
Total Assets	$1,425,295	$—	$—	$1,425,295

AR Capital Global Real Estate Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$7,442,700	$—	$—	$7,442,700
Preferred Stock	966,600	—	—	966,600
Short-Term Investments	1,423,626	—	—	1,423,626
Total Assets	$9,832,926	$—	$—	$9,832,926

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, a Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2014 and 2015. Each Fund identifies its major tax jurisdictions as U.S. federal, and foreign jurisdictions where a Fund makes significant investments; however, no Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

23

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2014 (Continued)
(Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended September 30, 2014 were as follows:

Fund	Purchases	Sales
Real Estate Income Fund	$12,881,072	$8,402,243
BDC Income Fund	3,515,137	145,384
Dividend and Value Fund	1,473,215	—
Global Real Estate Income Fund	14,017,863	5,232,929

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – National Fund Advisors, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate as shown in the table below upon the average daily net assets of the applicable Fund.

The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes, distribution fees, and extraordinary expenses) in order to limit the Funds’ Other Expenses to 0.35% of average daily net assets of the Fund’s shares (the “Expense Cap”). The Expense Cap will remain in effect through the date shown in the table below, and may be terminated before that date only by the Trust’s Board of Trustees. The Adviser may recoup any previously waived fees and paid expenses from a Fund pursuant to this agreement for 3 years from the date they were waived or paid, if such recoupment can be achieved within the foregoing Expense Cap.

	Advisory	Expense Limitation	Advisory Fees	Advisory Fees Waived
Fund	Agreement	Expires	Earned	or Expenses Reimbursed
Real Estate Income Fund	0.80%	08/01/15	$146,158	$229,360
BDC Income Fund	0.90%	08/31/15	5,056	95,196
Dividend and Value Fund	0.70%	07/05/15	901	27,511
Global Real Estate Income Fund	0.90%	09/13/15	12,213	31,519

During the six months or period ended September 30, 2014, the Adviser may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated in the table below:

	March 31,
Fund	2017	2018
Real Estate Income Fund	$575,467	$229,360
BDC Income Fund	—	95,196
Dividend and Value Fund	—	24,511
Global Real Estate Income Fund	—	31,519

24

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2014 (Continued)
(Unaudited)

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee (the “12b-1” Fee) is calculated by the Funds at an annual rate of (i) 0.50% and 1.00% of the average daily NAV of the Class A and C shares, respectively, for the Real Estate Income Fund; and (ii) 0.25% and 1.00% of the average daily NAV of the Class A and Class C shares, respectively, for the BDC Income Fund, the Dividend and Value Fund, and the Global Real Estate Income Fund. The 12b-1 Fee is paid to Realty Capital Securities, LLC (the “Distributor”). With respect to Class A shares of the Real Estate Income Fund, 0.25% is paid for certain ongoing individual shareholder and administrative services and 0.25% is paid for distribution services, including past distribution services. This payment is fixed at 0.50% and is not based on expenses incurred by the Distributor. The Distributor is currently waiving 0.25% of the fee for Class A shares of the Real Estate Income Fund. Such waiver is in effect until at least August 1, 2015. With respect to the Class A shares of the BDC Income Fund, the Dividend and Value Fund, and the Global Real Estate Income Fund, 0.25% is paid for distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the Distributor. With respect to Class C shares of the Funds, 0.25% is paid for certain ongoing individual shareholder and administrative services and 0.75% is paid for distribution services, including past distribution services incurred. This payment is fixed at 1.00% and is not based on expenses incurred by the Distributor.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Advisor Class shares. The Distributor is an affiliate of the Adviser. For the six months or period ended September 30, 2014, the Distributor received underwriting commissions as shown in the table below for sales of Class A shares and Class C shares respectively, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Fund	Class A	Class C
Real Estate Income Fund	$132,135	$48,453
BDC Income Fund	72,416	2,733
Dividend and Value Fund	400	972
Global Real Estate Income Fund	40	—

Trustees - Each Trustee who is not an interested person of the Trust or Adviser will receive a yearly retainer of $10,000 and a per meeting fee of $1,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. No “interested persons” who serve as Trustees of the Trust will receive any compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to an agreement with Vigilant Compliance, LLC (“Vigilant”), employees of Vigilant serve as Chief Compliance Officer and Chief Financial Officer of the Funds. For the provision of these services, Vigilant receives compensation from the Trust. For the six months or period ended September 30, 2014, the amounts accrued for payment to Vigilant for these services were as follows:

Fund	Accrued
Real Estate Income Fund	$36,473
BDC Income Fund	6,486
Dividend and Value Fund	2,472
Global Real Estate Income Fund	—

These amounts are shown in the Statement of Operations under “Professional fees” and “Compliance officer fees”.

25

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2014 (Continued)
(Unaudited)

Pursuant to a separate servicing agreement with RCS Advisory Services, LLC (“RCS”), RCS serves as the Administrator and Fund Accountant for the Funds and is an affiliate of the Adviser. The Funds pay RCS fees for providing administration and fund accounting services to the Funds. RCS has entered into a contract with Gemini Fund Services (“GFS”) pursuant to which GFS serves as sub-administrator and provides sub-fund accounting services and performs many of the administrative services for the Funds. RCS pays Gemini from the fees received from the Funds. For the six months or period ended September 30, 2014, the amount each Fund accrued for payment to RCS were as follows:

Fund	Accrued
Real Estate Income Fund	$71,639
BDC Income Fund	26,581
Dividend and Value Fund	6,707
Global Real Estate Income Fund	8,587

These are shown in Funds’ Statement of Operations under “Administration services fees” and “Accounting services fees.”

Pursuant to a separate servicing agreement with American National Stock Transfer, LLC (“ANST”), ANST serves as the Transfer Agent for the Funds. ANST has entered into an agreement with GFS pursuant to which GFS serves as sub-transfer agent to the Funds. ANST pays Gemini from the fees received from the Funds. For the six months or period ended September 30, 2014, the following amounts were accrued for payment to ANST:

Fund	Accrued
Real Estate Income Fund	$19,140
BDC Income Fund	8,054
Dividend and Value Fund	3,260
Global Real Estate Income Fund	4,110

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the Real Estate Income Fund’s distributions paid for the period ended March 31, 2014 was as follows:

Fiscal Period Ended
March 31, 2014
Ordinary Income	$633,678
Long-Term Capital Gain	35,189
$668,867

As of March 31, 2014, the components of accumulated earnings/(deficit) on a tax basis for the Real Estate Income Fund was as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	Loss and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$462,582	$81,682	$—	$—	$—	$891,931	$1,436,195

The difference between book basis and tax basis unrealized appreciation, accumulated net realized gain from investments and undistributed net investment income is primarily attributable to the tax deferral of losses on wash sales.

26

Realty Capital Income Funds Trust
Notes to Financial Statements, September 30, 2014 (Continued)
(Unaudited)

Permanent book and tax differences, primarily attributable to adjustments for passive foreign investment companies, resulted in reclassification for the period ended March 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$36,663	$(36,663)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2014, RCS Capital Corp., owning 85%, an affiliate of the Adviser, held more than 25% of the voting securities of the Global Real Estate Income Fund, and may be deemed to control the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

27

Realty Capital Income Funds Trust
Expense Example, September 30, 2014 (Unaudited)

As a shareholder of the Fund(s) you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

						Hypothetical
			Actual			(5% return before expenses)

	Fund’s	Beginning	Ending			Ending
	Annualized	Account Value	Account Value	Expenses Paid		Account Value	Expenses Paid
	Expense Ratio	04/01/14	09/30/14	During Period *		09/30/14	During Period *

Real Estate Income Fund Class A	1.40%	$1,000.00	$1,037.80	$7.15		$1,018.05	$7.08
Real Estate Income Fund Class C	2.15%	1,000.00	1,034.00	10.96		1,014.29	10.86
Real Estate Income Fund Advisor Class	1.15%	1,000.00	1,039.20	5.88		1,019.30	5.82
BDC Income Fund Class A	1.50%	1,000.00	998.00	6.32	[1]	1,017.55	7.59
BDC Income Fund Class C	2.25%	1,000.00	969.80	1.27	[1]	1,013.79	11.36
BDC Income Fund Advisor Class	1.25%	1,000.00	998.00	4.85	[1]	1,019.30	5.82
Dividend and Value Fund Class A	1.30%	1,000.00	934.00	5.30	[1]	1,018.55	6.58
Dividend and Value Fund Class C	2.05%	1,000.00	932.00	8.36	[1]	1,014.79	10.35
Dividend and Value Fund Advisor Class	1.05%	1,000.00	932.00	4.28	[1]	1,019.80	5.32
Global Real Estate Income Fund Class A	1.50%	1,000.00	970.00	2.23	[2]	1,017.55	7.59
Global Real Estate Income Fund Class C	2.25%	1,000.00	969.00	3.34	[2]	1,004.14	11.30
Global Real Estate Income Fund Advisor Class	1.25%	1,000.00	971.00	1.86	[2]	1,018.80	6.33

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by 183/365 to reflect the number of days in the period.

1	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 154/365 to reflect the period since inception from 04/30/14 through 09/30/14.

2	Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period, multiplied by 55/365 to reflect the period since inception from 08/07/14 through 09/30/14.

28

Realty Capital Income Funds Trust
Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited)

The Investment Company Act of 1940, as amended (“1940 Act”) requires that any advisory contract between Realty Capital Income Funds Trust (the “Trust”) and an investment adviser must be approved by the Trust’s Board of Trustees (the “Board”), including a majority of the Trustees that are independent of the Trust and the adviser (the “Independent Trustees”). At the Board’s in-person meeting held on February 4, 2014 (the “Meeting”), the Board and the Independent Trustees approved the following advisory agreements with respect to certain of the Trust’s series, : (1) an investment advisory agreement (the “Advisory Agreement”) between the Trust and National Fund Advisors, LLC (“NFA”) with respect to the AR Capital BDC Income Fund (“BDC Income Fund”), the AR Capital Dividend & Value Fund (“D&V Fund”) and the AR Capital Global Real Estate Income Fund (formerly, AR Capital International Real Estate Income Fund) (“Global Real Estate Fund” and, together with the BDC Income Fund and the D&V Fund, individually a “Fund” and collectively the “Funds”); (2) an investment sub-advisory agreement between NFA and BDCA Adviser, LLC (“BDCA Adviser”) with respect to the BDC Income Fund (the “BDCA Sub-Advisory Agreement”); and (3) an investment sub-advisory agreement between NFA and SEL Asset Management, LLC (“SEL”) with respect to the D&V Fund (the “SEL Sub-Advisory Agreement”). The Advisory Agreement, the BDCA Sub-Advisory Agreement and the SEL Sub-Advisory Agreement are collectively referred to as the “Agreements.”

In considering whether to approve the Agreements, the Board reviewed materials from NFA, BDCA Adviser and SEL (together, BDCA Adviser and SEL are referred to as the “Sub-Advisers”) provided in advance of and during the Meeting relating to the following factors, among others: (1) the nature, extent and quality of the services to be provided by NFA and the applicable Sub-Adviser, including the resources of each; (2) the investment performance of other accounts managed by NFA and each Sub-Adviser; (3) the costs of the services to be provided and the estimated profits to be realized from the relationship with a Fund by NFA and each Sub-Adviser and each of their affiliates; and (4) the extent to which economies of scale may be realized as a Fund grows and whether the fee levels reflect these economies of scale to the benefit of shareholders. The Board also reviewed and considered materials and guidance from the Trust’s counsel regarding their legal and fiduciary duties in requesting and analyzing the information provided to them by NFA and the Sub-Advisers. With respect to its consideration of the Advisory Agreement, the Board also considered information given to them by NFA in prior Board meetings since the inception of the Trust relevant to the contemplated services to be provided under the Advisory Agreement. In its consideration of the Agreements, the Board, including the Independent Trustees, did not identify any single factor noted above as conclusive but rather considered them and other factors considered relevant in the exercise of their reasonable judgment collectively in light of each Fund’s individual circumstances. Individual Board members may have weighed these or other factors not mentioned below differently in reaching an independent determination of whether to approve the Agreements.

1. Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by NFA to each Fund, including any administrative or other services. The Trustees considered information provided to them by NFA with respect to each Fund’s contemplated investment objectives and strategies and how such objectives and strategies would be implemented. The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its fund management personnel. The Board noted that NFA is an indirect wholly-owned subsidiary of AR Capital, LLC (“AR Capital”), and that affiliates of NFA, including Realty Capital Securities, LLC acting as the Trust’s principal underwriter, RCS Advisory Services, LLC, as the Trust’s administrator and American National Stock Transfer, as the Trust’s transfer agent, provide a full range of services to the Trust. The Board noted that, as of the Meeting, NFA managed approximately $140 million in assets and primarily serves investment company clients and other institutional investors. With respect to the portfolio management of each of the Funds, the Trustees considered that NFA will delegate day-to–day investment decisions of the BDC Income Fund and the D&V Fund to BDCA Adviser and SEL, respectively, while NFA will generally provide management and operational oversight of each Sub-Adviser. With respect to the Global Real Estate Fund, the Trustees considered that NFA manages the Real Estate Income Fund, which has a similar investment mandate, and that NFA is actively identifying additional qualified personnel to add to NFA’s international expertise.

With respect to its consideration of the BDCA Sub-Advisory Agreement, the Board considered the information provided to it regarding the background and experience of the BDCA Adviser personnel who would be responsible for the day-to-day portfolio management of the BDC Income Fund who also have similar responsibilities for a public, non-traded business development company (“BDC”) advised by BDCA Adviser.

29

Realty Capital Income Funds Trust
Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) (Continued)

With respect to its consideration of the SEL Sub-Advisory Agreement, the Board considered the information provided to them regarding the background and experience of the SEL personnel who would be responsible for the day-to-day portfolio management of the D&V Fund who also have similar responsibilities for a separately managed account with a similar investment strategy.

2. Performance. With respect to performance, the Board noted that as the Funds were newly formed they lacked a performance history. With respect to the approval of the Advisory Agreement on behalf of the Global Real Estate Fund, the Board considered the performance of the AR Capital Real Estate Income Fund and noted that the Global Real Estate Fund would be managed similarly to the AR Capital Real Estate Income Fund, but would add international exposure. With respect to the approval of the Advisory Agreement on behalf of the other two Funds, the Board considered that NFA will delegate day-to–day investment decisions to Sub-Advisers.

With respect to its consideration of the BDCA Sub-Advisory Agreement, the Board considered the performance of the business development company managed by BDCA Adviser. With respect to its consideration of the SEL Sub-Advisory Agreement, the Board considered the performance of separately managed accounts managed by SEL.

3. Fees and Expenses and Profitability. With respect to the costs of the services to be provided and the profits to be realized by NFA and the Sub-Advisers, the Board reviewed comparative fee information regarding proposed management fees and total operating expenses that compared each Fund to an appropriate reference group of funds. The Board also considered the portion of the advisory fee that would be retained by NFA for each of the BDC Income Fund and the D&V Fund, and determined that the allocation of the advisory and sub-advisory fees under the applicable Agreements in relation to the services rendered was reasonable.

For the BDC Income Fund, the Board additionally noted that the reference group was limited as there is currently no other actively-managed mutual fund that invests in BDCs. The Trustees considered that in comparison to other funds utilizing a “fund-of-funds” structure, the Fund’s advisory fee was within the range of advisory fees charged for similarly structured funds.

For the D&V Fund, the Board considered the proposed fee against a peer group comprised of comparable equity income funds, and found the proposed advisory fee to be within the range of advisory fees charged for funds with similar investment strategies.

For the Global Real Estate Fund, the Board further considered that the advisory fee against a peer group comprised of comparable real estate and REIT funds was within the range of advisory fees charged for funds with similar investment strategies. The Board also considered that the advisory fee for the Global Real Estate Fund would permit NFA to engage additional resources to provide expertise on international securities, and that the advisory fee was within the range of other real estate- and REIT-based funds with a global mandate.

When considering the anticipated profits to be realized by NFA, the Board also noted that NFA agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) in order to limit each Fund’s operational expenses to 0.35% of average daily net assets (the “Expense Limitation Agreement”). In general, given that the Funds are new, the Board considered any estimates of profitability from NFA or a Sub-Adviser to be speculative but concluded that any anticipated profits from NFA’s or a Sub-Adviser’s relationship with the applicable Fund were not excessive.

4. Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of each Fund. It was the consensus of the Board that based on the anticipated size of each Fund for the initial two years of the Advisory Agreement and Sub-Advisory Agreements, economies of scale would not be achieved in the near term and thus was not a relevant consideration at this time.

Having requested and received such information from NFA and the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the Trust’s counsel, the Board, including the Independent Trustees, approved the Agreements and determined that the advisory fee structure contemplated by the Agreements is reasonable in light of such services and expenses. The Board further determined that approval of the Agreements would be in the best interests of each applicable Fund and the Fund’s shareholders.

30

REALTY CAPITAL INCOME FUNDS TRUST

PRIVACY POLICY

1.	POLICY

Realty Capital Income Funds Trust (the “Trust”) is committed to protecting your privacy. This privacy notice, which is required by state and federal law, explains the Trust’s privacy policy (the “Policy”). This Policy’s terms apply both to our current shareholders and to former shareholders as well.

2.	HOW WE PROTECT YOUR INFORMATION

We are committed to maintaining the privacy of our shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

3.	WHAT KIND OF INFORMATION WE COLLECT

The Trust may collect nonpublic personal information regarding investors from sources such as the following:

●	Account Applications and other forms, which may include a shareholder’s name, address, social security number and/or personally identifiable financial information;

●	Account History, including information about a shareholder’s losses or gains; and

●	Correspondence and Communication, with the Trust’s representatives and their affiliates.

4.	WHO HAS ACCESS TO SHAREHOLDER INFORMATION

We do not disclose any non-public personal information about our shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to provide services to shareholders (for example, to a transfer agent, investment adviser or third party administrator). We restrict access to non-public personal information about our shareholders to Trust personnel and employees of Trust service providers with a legitimate business need for the information. We will maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of our shareholders. Third parties that handle this information shall agree to follow the standards the Trust has established.

5.	UPDATING YOUR INFORMATION

To help us keep your information up-to-date and accurate, please contact the Trust if there is any change in your personal information.

Adopted April 11, 2013

31

Investment Adviser National Fund Advisors, LLC 405 Park Avenue New York, NY 10022 Administrator RCS Advisory Services, LLC 405 Park Avenue New York, NY 10022

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the most recent period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-866-271-9244 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. A description of the policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-271-9244.

This information is for use with concurrent or prior delivery of a Fund’s prospectus. An investor should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. Please read a Fund’s prospectus and/or summary prospectus carefully before investing. A copy of each Fund’s prospectus is available at www.arcincomefunds.com or by calling 1-866-271-9244.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holder.

None.

Item 11. Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Realty Capital Income Funds Trust

By /s/ John H. Grady

John H. Grady, President

Date

12/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John H. Grady

John H. Grady, President

Date

12/8/14

By /s/ Gerard Sarpati

Gerard Scarpati, Treasurer

Date

12/8/14